Commitments, Contingencies and Tax Obligation	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments, Contingencies and Tax Obligation
12. Commitments, Contingencies and Tax Obligation

Lease Commitments

The Group leases two premises in South Africa under operating leases.  One location is an office facility and the other is a workshop.  The office facility lease was originally scheduled to expire on April 30, 2012 and has been extended in a short-term basis several times. The lease term terminated on February 28, 2014, and the Company leased this office for an additional month in March 2014.  The Company executed a one-year lease for a new office facility effective April 1, 2014 and was able to terminate this lease in May 2014. The lease for the Group’s workshop facility originally expired on April 30, 2012 and was also extended on a short-term basis. The workshop is being leased on a month-to-month basis. On June 1, 2014, the Company lease new office and workshop facilities for a one-year term. The lease for the office terminated on May 31, 2015 and was not renewed. The monthly rent for the workshop lease is approximately $900. In addition to the payments required under the preceding leases, payments are made for space rentals on an as-needed basis. The total rent expense was approximately $9,000 and $18,000 for the three months ended June 30, 2015 and 2014, respectively and $15,000 and $35,000 for the six months ended June 30, 2015 and 2014 respectively. Rent expense is included in general and administrative expenses in the accompanying Consolidated Statements of Operations.

The future rent commitments under the above lease for the twelve months ending December 31, 2015 is approximately $11,000.

Payroll Commitments

The Group’s employees in South Africa have employment contracts that provide for one month of notice before the employee can be terminated.  As of June 30, 2015, the total monthly salary commitment applicable to these employees was approximately $11,500.

Payroll Tax Obligations

During 2013, SPMSA received notification from the South African Revenue Service (“SARS”) regarding unpaid payroll taxes of approximately $185,000.  SPMSA requested additional time to arrange a payment plan that is suitable to both parties and commenced making monthly payments to SARS. Due to insufficient funds the SPMSA has been unable to continue making additional payments in this regard and has requested additional time to arrange a payment plan that is suitable to both parties. As at June 30, 2015 and December 31, 2014, the unpaid balance of this liability was approximately $103,000 and $80,000, respectively and is included in accounts payable and other current liabilities in the accompanying Consolidated Balance Sheets. Effective October 31, 2014, SARS placed a collection order on the bank account of SPMSA for the outstanding amounts due.

Additionally, the Company has payroll tax obligations in Switzerland relating to the employment of the chief financial officer by SPOAG. As at June 30, 2015 and December 31, 2014, the unpaid balance of this liability was approximately $77,000 and $53,000, respectively and is included in accounts payable and other current liabilities in the accompanying Consolidated Balance Sheets.

Employment and Consulting Agreements

The Company has entered into agreements to secure the services of two executives.  These agreements provide for annual compensation and require a minimum termination notice period by the employer of three months.  Both executives are stockholders of the Company. The minimum amount due under these agreements is approximately $144,000 over the year ending December 31, 2015.

The total compensation to these executives and one former executive was approximately $155,000 and $192,000 for the three months ended June 30, 2015 and 2014, respectively and $299,000 and $386,000 for the six months ended June 30, 2015 and 2014 respectively.

The Company entered into agreements with unrelated third party consultants and institutions for consulting, research and professional services.  These agreements can be terminated by either party with between one and three months written notice or immediately if for cause.  The amounts due vary according to the nature of the service arrangement and the length of notice required for termination. The minimum amount due under these agreements is approximately $58,000 over the year ending December 31, 2015.

Other Commitments

The Company is obligated to make payments of approximately $63,500 subsequent to June 30, 2015 in connection with purchase orders open as of June 30, 2015 for the purchase of machines to be delivered in 2015. Payments to vendors relating to these purchases are scheduled to be made prior to August 31, 2015 from the proceeds of the sales to which they relate.

13. Commitments, Contingencies and Tax Obligation

Lease Commitments

The Group leases two premises in South Africa under operating leases.  One location is an office facility and the other is a workshop.  The office facility lease was originally scheduled to expire on April 30, 2012 and has been extended in a short-term basis several times. The lease term terminated on February 28, 2014 and the Company leased this office for an additional month in March 2014.  The Company executed a one-year lease for a new office facility effective April 1, 2014 and was able to terminate this lease in May 2014. The lease for the Group’s workshop facility originally expired on April 30, 2012 and was also extended on a short-term basis. The workshop is being leased on a month-to-month basis. On June 1, 2014, the Company lease new office and workshop facilities for a one-year term. The monthly rent for the office lease is approximately $1,800 and the monthly rent for the workshop is $900. In addition to the payments required under the preceding leases, payments are made for space rentals on an as-needed basis. The total rent expense was approximately $52,000 and $71,000 for the years ended December 31, 2014 and 2013, respectively, and approximately $902,000 for the period from inception to December 31, 2014. Rent expense is included in general and administrative expenses in the accompanying Consolidated Statements of Operations.

The future rent commitments under the above leases for the twelve months ending December 31, 2015 is approximately $17,000.

Payroll Commitments

The Group’s employees in South Africa have employment contracts that provide for one month of notice before the employee can be terminated.  As of December 31, 2014, the total monthly salary commitment applicable to these employees was approximately $21,000.

Payroll Tax Obligation

SPMSA has received notification from the South African Revenue Service regarding unpaid payroll taxes of approximately $185,000.  SPMSA requested additional time to arrange a payment plan that is suitable to both parties and has commenced making monthly payments against this balance. Due to insufficient funds the SPMSA has been unable to continue making additional payments in this regard and additionally SPMSA has been unable to meet current payroll tax obligations. As at December 31, 2014 and December 31, 2013, the unpaid balance of this liability was approximately $80,000 and $81,000, respectively and is included in accounts payable and other current liabilities in the accompanying consolidated balance sheets. Effective October 31, 2014, the South African Revenue Service placed a collection order on the bank account of SPMSA for the outstanding amounts due.

Employment and Consulting Agreements

The Company has entered into agreements to secure the services of two executives.  These agreements provide for annual compensation and require a termination notice period by the Group of three months.  The executives all are stockholders of the Company.

The total compensation to these executives and one former executive was approximately $814,000 and $990,000 for the years ended December 31, 2014 and 2013, respectively, and approximately $6,896,000 for the period from inception to December 31, 2014.

The Company entered into agreements with unrelated third party consultants and institutions for consulting, research and professional services.  With the exception of one agreement that has a remaining term of three months as of December 31, 2013, these agreements can be terminated by either party with between two weeks and three months written notice or immediately if for cause.  The amounts due vary according to the nature of the service arrangement and the length of notice required for termination. The minimum amount due under these agreements is approximately $75,000 for the year ending December 31, 2015.

The Company entered into a six-month consulting agreement effective April 1, 2014 under which the consultant was compensated by the issuance of 30,000 shares of Company Common Stock on a monthly basis for each month covered by the agreement. This contract ended on September 20, 2014 and has not been renewed.

Other Commitments

The Company is obligated to make payments of approximately $415,000 subsequent to December 31, 2014 in connection with purchase orders open as of December 31, 2014 for the purchase of machines to be delivered in 2015. Payments to vendors relating to these purchases are scheduled to be made prior to June 30, 2015 from the proceeds of the sales to which they relate.